Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 232,302,584	$ 7,084,556	$ 222,533,000	$ 278,705,264
Operating costs	(156,648,504)	(4,777,326)	(144,789,162)	(152,940,887)
Gross profit	75,654,080	2,307,230	77,743,838	125,764,377
Operating expenses
Sales and marketing expenses	(2,701,483)	(82,387)	(3,225,154)	(4,182,929)
General and administrative expenses	(7,117,416)	(217,060)	(7,477,037)	(9,672,613)
Research and development expenses	(15,616,039)	(476,244)	(13,283,830)	(12,953,534)
Expected credit impairment gains (losses)	69,519	2,120	130,518	(2,723)
Subtotal	(25,365,419)	(773,571)	(23,855,503)	(26,811,799)
Net other operating income and expenses	1,323,909	40,375	4,002,326	5,339,647
Operating income	51,612,570	1,574,034	57,890,661	104,292,225
Non-operating income and expenses
Interest income	3,670,218	111,931	4,853,124	2,022,314
Other income	1,253,376	38,224	1,773,498	2,163,043
Other gains and losses	(302,704)	(9,232)	223,096	(1,134,540)
Finance costs	(1,756,100)	(53,556)	(1,570,374)	(1,866,329)
Share of profit or loss of associates and joint ventures	1,238,628	37,775	4,307,614	1,626,103
Bargain purchase gain in acquisition of equity investee	0	0	494,001	0
Exchange gain, net	1,328,832	40,526	478,784	2,522,844
Subtotal	5,432,250	165,668	10,559,743	5,333,435
Income from continuing operations before income tax	57,044,820	1,739,702	68,450,404	109,625,660
Income tax expense	(8,370,194)	(255,267)	(8,311,270)	(19,326,895)
Net income	48,674,626	1,484,435	60,139,134	90,298,765
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	188,451	5,747	402,234	296,804
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(539,327)	(16,448)	5,530,359	(4,646,064)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	301,134	9,184	1,610,116	(1,694,965)
Income tax related to items that will not be reclassified subsequently	16,216	495	(414,395)	(6,999)
Subtotal	(33,526)	(1,022)	7,128,314	(6,051,224)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	8,902,745	271,508	(2,386,278)	9,292,308
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	323,374	9,862	(74,418)	91,442
Income tax related to items that may be reclassified subsequently	129,000	3,934	390,428	859,566
Subtotal	9,355,119	285,304	(2,070,268)	10,243,316
Total other comprehensive income (loss)	9,321,593	284,282	5,058,046	4,192,092
Total comprehensive income (loss)	57,996,219	1,768,717	65,197,180	94,490,857
Net income (loss) attributable to:
Shareholders of the parent	48,779,300	1,487,627	59,688,950	89,478,805
Non-controlling interests	(104,674)	(3,192)	450,184	819,960
Net income	48,674,626	1,484,435	60,139,134	90,298,765
Comprehensive income (loss) attributable to:
Shareholders of the parent	58,100,817	1,771,907	64,747,010	93,670,889
Non-controlling interests	(104,598)	(3,190)	450,170	819,968
Total comprehensive income (loss)	$ 57,996,219	$ 1,768,717	$ 65,197,180	$ 94,490,857
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 4.01	$ 0.12	$ 4.92	$ 7.4
Earnings per share-diluted | (per share)	$ 3.94	$ 0.12	$ 4.82	$ 7.16